Segments - Schedule of Group's key financial metrics by segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Segments
External revenues	€ 180,802,496	€ 152,590,315	€ 137,231,335
Total revenues	180,802,496	152,590,315	137,231,335
Gross profit	20,492,662	23,359,010	10,021,711
Operating income (loss)	(9,514,975)	(1,516,442)	(14,192,238)
Depreciation and amortization	6,101,398	7,043,590	6,537,028
EBITDA	(3,413,577)	5,527,148	(7,655,211)
Net loss	(11,508,019)	(4,913,900)	(16,017,629)
Segment assets	161,666,399	149,852,136	77,320,843	€ 77,320,843
Capital expenditure	10,798,452	3,834,387	1,819,240
Segment liabilities	96,152,996	71,946,912	80,019,311
Display Solutions
Segments
Total revenues	154,707,881	127,119,437	113,358,812
Sensor Technologies
Segments
Total revenues	26,094,615	25,470,878	23,872,524
Operating segments
Segments
External revenues	180,802,496	152,590,315	137,231,335
Intersegment revenues	3,916,681	3,360,282	2,137,760
Total revenues	184,719,177	155,950,597	139,369,095
Gross profit	20,482,968	23,336,447	10,021,711
Operating income (loss)	(9,515,082)	(1,478,674)	(14,191,809)
Depreciation and amortization	6,101,398	7,043,590	6,537,028
EBITDA	(3,413,684)	5,564,916	(7,654,781)
Net loss	(11,508,019)	(4,913,900)	(16,017,629)
Segment assets	270,680,358	231,701,287	154,910,685
Capital expenditure	10,798,452	3,834,387	1,819,240
Segment liabilities	139,880,598	88,509,707	92,322,796
Operating segments | Display Solutions
Segments
External revenues	154,707,881	127,119,437	113,358,812
Total revenues	154,707,881	127,119,437	113,358,812
Gross profit	13,929,329	18,403,550	11,978,623
Operating income (loss)	(4,002,918)	6,625,022	(4,027,858)
Depreciation and amortization	3,520,497	2,523,655	2,055,365
EBITDA	(482,421)	9,148,677	(1,972,493)
Net loss	(5,738,536)	3,507,343	(7,473,508)
Segment assets	111,894,550	71,399,665	64,003,492
Capital expenditure	10,092,483	3,272,517	1,595,428
Segment liabilities	112,520,914	65,431,059	61,222,474
Operating segments | Sensor Technologies
Segments
External revenues	26,094,615	25,470,878	23,872,524
Intersegment revenues	3,916,681	3,360,282	2,137,760
Total revenues	30,011,296	28,831,160	26,010,283
Gross profit	6,553,639	4,933,008	(1,954,212)
Operating income (loss)	1,544,509	479,397	(6,332,421)
Depreciation and amortization	2,566,467	4,519,935	4,481,662
EBITDA	4,110,976	4,999,332	(1,850,759)
Net loss	708,757	15,956	(4,567,009)
Segment assets	19,010,661	20,306,646	22,185,549
Capital expenditure	257,376	561,870	223,812
Segment liabilities	17,538,117	19,515,491	21,380,811
Operating segments | Other segments
Segments
Gross profit		(110)	(2,700)
Operating income (loss)	(7,056,673)	(8,583,093)	(3,831,530)
Depreciation and amortization	14,434
EBITDA	(7,042,239)	(8,583,093)	(3,831,530)
Net loss	(6,478,240)	(8,437,198)	(3,977,112)
Segment assets	139,775,147	139,994,976	68,721,645
Capital expenditure	448,593
Segment liabilities	9,821,567	3,563,157	9,719,511
Reconciliation
Segments
Intersegment revenues	(3,916,681)
Total revenues	(3,916,681)
Gross profit	9,694
Operating income (loss)	107
EBITDA	107
Segment assets	(109,013,959)
Segment liabilities	€ (43,727,602)
Consolidation Adjustments
Segments
Intersegment revenues		(3,360,282)	(2,137,760)
Total revenues		(3,360,282)	(2,137,760)
Gross profit		22,563
Operating income (loss)		(37,768)	(430)
EBITDA		(37,768)	(430)
Segment assets		(81,849,151)	(77,589,842)
Segment liabilities		€ (16,562,795)	€ (12,303,486)